AllianceBernstein U.S. Strategic Research Portfolio
ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 53 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 113 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein U.S. Strategic Research Portfolio (USD $)	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein U.S. Strategic Research Portfolio		CLASS A SHARES	CLASS C SHARES	ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.09%	0.11%	0.10%	0.06%	0.09%	0.12%
Other Expenses		1.43%	1.55%	1.57%	1.54%	1.55%	1.56%
Total Other Expenses		1.52%	1.66%	1.67%	1.60%	1.64%	1.68%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.58%	3.42%	2.43%	2.86%	2.65%	2.44%
Fee Waiver and/or Expense Reimbursement	[1]	(1.22%)	(1.36%)	(1.37%)	(1.30%)	(1.34%)	(1.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.36%	2.06%	1.06%	1.56%	1.31%	1.06%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.35% on Class A shares, 2.05% on Class C shares, 1.05% on Advisor Class shares, 1.55% on Class R shares, 1.30% on Class K shares or 1.05% on Class I shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). Fees waived and expenses borne by the Adviser are subject to reimbursement until December 23, 2012. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the fee percentages set forth in the table or cause the total of the payments to exceed the Fund's total initial offering expenses. This fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2013 and will be automatically extended for one-year periods thereafter unless terminated by the Adviser upon 60 days' notice to the Fund prior to that date

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein U.S. Strategic Research Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	558	309	[1]	108	159	133	108
After 3 Years	1,082	924		626	763	696	628
After 5 Years	1,632	1,662		1,171	1,394	1,285	1,176
After 10 Years	3,129	3,612		2,662	3,092	2,884	2,671
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. companies.

The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying the most attractive U.S. securities, fitting into broader investment themes identified by the Adviser, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists’ macroeconomic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund’s investments and which are expected to change over time based on the Adviser’s research.

In addition to this “top-down” thematic approach, the Adviser will use a “bottom-up” analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 600 primarily U.S. mid- to large-capitalization companies for investment.

The Fund invests in securities issued by companies from multiple industries in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund may invest up to 20% of its net assets in equity and fixed-income securities issued by non-U.S. corporate and governmental issuers. The Fund may invest in both developed and emerging market countries. The percentage of the Fund’s assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser’s assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. The Fund may also invest in synthetic foreign equity securities, which are a type of warrant used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts (“REITs”) and zero coupon bonds. Normally, the Fund invests in about 40-60 companies.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and over the life of the Fund compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on "Individuals - U.S." then "Pricing & Performance").

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 18.23%.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 16.17%, 4TH QUARTER, 2010; AND WORST QUARTER WAS DOWN -25.56%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein U.S. Strategic Research Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	(21.70%)	(1.60%)	[2]	Dec. 23, 2009
CLASS A SHARES Return After Taxes on Distributions	[1]	(21.78%)	(1.73%)	[2]	Dec. 23, 2009
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	(14.00%)	(1.35%)	[2]	Dec. 23, 2009
CLASS C SHARES		(19.64%)	(0.17%)	[2]	Dec. 23, 2009
ADVISOR CLASS SHARES		(11.57%)	0.71%	[2]	Dec. 23, 2009
CLASS R SHARES		(18.50%)	0.27%	[2]	Dec. 23, 2009
CLASS K SHARES		(18.24%)	0.54%	[2]	Dec. 23, 2009
CLASS I SHARES		(18.05%)	0.80%	[2]	Dec. 23, 2009
S&P 500 (reflects no deduction for fees, expenses, or taxes)		2.11%	8.06%	[2]	Dec. 23, 2009
[1]	After-tax returns:-Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 12/23/09.